VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Capital Leased Assets

(in thousands of $)	2015	2014
Cost	168,577	168,577
Accumulated depreciation and amortization	(51,850)	(46,324)
Net book value	116,727	122,253